Income Taxes - Components of provision for income taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Taxes currently payable
Federal									$ 798,160	$ 813,409
State										406,770
Deferred income taxes									135,886	(31,880)
Income tax expense	$ 183,641	$ 260,619	$ 176,277	$ 313,509	$ 207,234	$ 271,739	$ 270,539	$ 438,787	$ 934,046	$ 1,188,299